Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investment [Abstract]
Summary of condensed, unaudited financial information of El Toro

December 31, 2015
Assets
Current assets	$31,163
Property and equipment, net	1,271,617
Other long-term assets	38,359
Total Assets	1,341,139
LIABILITIES AND MEMBERS' EQUITY
Current liabilities	$235,662
Notes payable, long-term	2,000,826
Other long-term liabilities	36,027
Members' deficit	(931,376)
Total Liabilities and Members' Equity	$1,341,139

Year Ended December 31, 2015	Total
Revenues	$169,642
Net loss	$(629,445)